Investment Strategy - Applied Finance Valuation Large Cap ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund defines large cap companies as companies with market capitalizations of $5 billion or more, measured at the time of purchase. In choosing investments, the Adviser typically selects large cap equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, dividends, financing activity, growth potential, recent performance, and business strategy. To select securities for the Fund, the Adviser utilizes its proprietary research and valuation models that employ the factors described above to identify appropriate securities for the Fund.

The Adviser anticipates generally holding at least 200 different positions in the Fund’s portfolio. Although the Fund generally holds at least 200 different positions across a broad spectrum of sectors, it may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

The Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants.

The Adviser will typically sell a company from the Fund’s portfolio when the Adviser believes it no longer offers superior investment potential. The Adviser may also sell positions that have grown too large relative to the overall portfolio. The Fund’s investments will be the responsibility of the Adviser and the Fund’s sub-adviser, Tidal Investments, LLC (the “Sub-Adviser”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies.